Related party transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Officer [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	$ 148	$ 12
Expenses from related party transactions	$ 148	63
Accounting Firm [Member]
Related Party Transaction [Line Items]
Accounts payable to related party		31
Expenses from related party transactions		$ 35